Note 7 - Notes and Leases Payable - Summary of Note Payable (Details) - USD ($)		Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Note payable		$ 66.415		$ 212,134		$ 247,222
Less: Current Portion		(66,415)		(212,134)		(234,149)
Notes Payable, Long-Term Portion		0		0		13,073
Note Payable Mining Equipment [Member]
Note payable		6,605	[1]	13,073	[1],[2]	28,033	[2]
Note Payable Mining Site Vehicle [Member]
Note payable	[3]			0		5,655
Note Payable Insurance Company [Member]
Note payable		$ 59,810	[4],[5]	$ 199,061	[4],[5],[6],[7]	$ 213,534	[6],[7]

[1]	On October 31, 2014, the Company purchased mining equipment for $65,120 by paying deposit and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[2]	On October 31, 2014, the Company purchased mining equipment for $65,120 by paying deposit and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[3]	On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.
[4]	The Company signed a note payable with an insurance company dated October 17, 2016 for liability insurance, payable in monthly installments, including interest ranging from 2.6% - 4.15%
[5]	The Company signed a note payable with an insurance company dated October 17, 2017 for liability insurance, payable in monthly installments, including interest ranging from 3.1% - 5.78%
[6]	The Company signed a note payable with an insurance company dated October 17, 2016 for liability insurance, payable in monthly installments, including interest ranging from 2.6% - 4.15%
[7]	The Company signed a note payable with an insurance company dated October 17, 2017 for liability insurance, payable in monthly installments, including interest ranging from 3.1% - 5.78%